LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SCF 6.000% Senior Notes, due 2025 [Member] | Senior Unsecured Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	$ 253	$ 1,320
SCC 7.000% Senior Notes, due 2027 [Member] | Senior Secured Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	2,862	4,039
SCF 6.500% Senior Notes, due 2028 [Member] | Senior Unsecured Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	2,299	2,970
SCF 5.000% Senior Notes, due 2029 [Member] | Senior Unsecured Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	2,990	3,626
Revolving Credit Facility [Member] | SCC 2016 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	308	$ 278
Revolving Credit Facility [Member] | SCC 2024 Revolving Facility, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	$ 8,484